Exhibit 99.1
Santander Drive Auto Receivables Trust 2010-1
Class A-1 0.51776% Asset Backed Notes
Class A-2 1.36% Asset Backed Notes
Class A-3 1.84% Asset Backed Notes
Class A-4 2.43% Asset Backed Notes
Servicer’s Certificate
This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2010-1, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, N.A., as Indenture Trustee, dated as of May 26, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	08/01/2010
Collection Period Ending:	08/31/2010
Prev. Distribution/Close Date:	08/16/2010
Distribution Date:	09/15/2010
Days of Interest for Period:	30
Days in Collection Period:	30
Months Seasoned:	4

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	135,562	04/30/2010	05/26/2010	1,739,139,791.32

Total	135,562			1,739,139,791.32

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance		{1}	1,636,475,594.72

Monthly principal amounts
{2} Scheduled payments	{2}	22,496,164.24
{3} Prepayments received (partial and full)	{3}	12,373,268.14
{4} Repurchased Receivables	{4}	—
{5} Defaulted Receivables	{5}	10,614,141.42
{6} Cram Down Losses	{6}	108,717.02
{7} Other Receivables adjustments	{7}	—

{8} Total Principal distributable amount		{8}	45,592,290.82

{9} End of period aggregate Principal Balance		{9}	1,590,883,303.90

{10} Pool Factor ({9}/ Original Pool Balance)		{10}	0.972140

II. NOTE BALANCE CALCULATION

		Class A-1	Class A-2	Class A-3	Class A-4	Total
{11} Original Note Balance	{11}	366,000,000.00	287,000,000.00	268,000,000.00	79,000,000.00	1,000,000,000.00

{12} Beginning of period Note Balance	{12}	201,049,541.30	287,000,000.00	268,000,000.00	79,000,000.00	835,049,541.30
{13} First Allocation of Principal	{13}	—	—	—	—	—
{14} Regular Allocation of Principal	{14}	58,687,730.33	—	—	—	58,687,730.33
{15} Optional Purchase payment amount	{15}	—	—	—	—	—
{16} End of period Note Balance	{16}	142,361,810.97	287,000,000.00	268,000,000.00	79,000,000.00	776,361,810.97
{17} Note Pool Factors	{17}	0.3890	1.0000	1.0000	1.0000	0.7764
{18} Principal payment per $1,000	{18}	291.91	—	—	—	70.28

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{19} Scheduled principal payments received				{19}	22,496,164.24
{20} Partial and full prepayments received				{20}	12,373,268.14
{21} Liquidation Proceeds				{21}	3,412,866.35
{22} Repurchased Receivables (principal and interest)				{22}	52,134.18
{23} Interest collected on Receivables				{23}	25,102,636.06
{24} Other amounts received				{24}	326,771.52
{25} Reserve Account Excess Amount				{25}	—
{26} Reserve Account Draw Amount				{26}	—

{27} Total Available Funds					{27}	63,763,840.49

Distributions
{28} Indenture Trustee Fee				{28}	2,000.00
{29} Owner Trustee Fee				{29}	—

Servicing Fee

		Carryover	Change from
	Calculated Fee	Shortfall	prior period	Total
{30}	4,091,188.99	—	—	—	{30}	4,091,188.99

Class A Accrued Note Interest

		Beginning Note				Calculated
	Class	Balance	Interest Rate	Days	Days Basis	Interest
{31}	Class A-1	201,049,541.30	0.51776%	30	Actual/360	86,746.18	{31}	86,746.18
{32}	Class A-2	287,000,000.00	1.36%	30	30/360	325,266.67	{32}	325,266.67
{33}	Class A-3	268,000,000.00	1.84%	30	30/360	410,933.33	{33}	410,933.33
{34}	Class A-4	79,000,000.00	2.43%	30	30/360	159,975.00	{34}	159,975.00
Class A Accrued Note Interest

Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000
{35}	Class A-1	—	—	—	{35}	—
{36}	Class A-2	—	—	—	{36}	—
{37}	Class A-3	—	—	—	{37}	—
{38}	Class A-4	—	—	—	{38}	—

{39} First Allocation of Principal	{39}	—
{40} Reserve Account deposit	{40}	—
{41} Regular Allocation of Principal	{41}	58,687,730.33
{42} Other amounts due to Trustees	{42}	—
{43} Distribution to Residual Interestholder	{43}	—

{44} Total Distribution Amount		{44}	63,763,840.49

IV. RECONCILIATION OF RESERVE ACCOUNT

{45} Beginning of period Reserve Account balance	{45}	34,782,795.83
{46} Deposit to Reserve Account	{46}	—
{47} Release from Reserve Account	{47}	—
{48} End of period Reserve Account balance		{48}	34,782,795.83
{49} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)		{49}	34,782,795.83
{50} Change in Reserve Account balance from prior period		{50}	—

V. OVERCOLLATERALIZATION

Target Overcollateralization (greater of)
{51} (i) 55.50% of the Principal Balance of the Receivables at the end of the Collection Period and		{51}	882,940,233.66
{52} (ii) 5.50% of the Principal Balance of the Receivables as of the Cut-off Date		{52}	95,652,688.52

{53} Level I Net Loss Trigger		{53}	No
{54} Target Overcollateralization Amount in the event of a Level I Net Loss Trigger		{54}	1,034,074,147.54

{55} Level II Net Loss Trigger		{55}	No
{56} Target Overcollateralization Amount in the event of a Level II Net Loss Trigger		{56}	1,590,883,303.90

{57} End of period Principal Balance of the Receivables	{57}	1,590,883,303.90
{58} End of period Note Balance	{58}	776,361,810.97
{59} Overcollateralization amount at the end of the Collection Period		{59}	814,521,492.93
{60} Overcollateralization % at the end of the Collection Period		{60}	51.20%
VI. STATISTICAL DATA

		Original	Previous	Current
{61} Principal Balance of the Receivables	{61}	1,739,139,791.32	1,636,475,594.72	1,590,883,303.90
{62} Weighted average coupon of the Receivables	{62}	19.63%	19.66%	19.67%
{63} Weighted average original term of the Receivables	{63}	68.18	68.21	68.22
{64} Weighted average remaining term of the Receivables	{64}	50.16	46.99	46.28
{65} Number of Receivables	{65}	135,562	131,658	129,030

VII. DELINQUENCY

		Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{66} 31-60 days	{66}	12,295	152,456,835.34	9.58%
{67} 61-90 days	{67}	2,575	28,547,589.91	1.79%
{68} over 90 days	{68}	945	10,382,763.77	0.65%
{69} Total	{69}	15,815	191,387,189.02	12.03%

VIII. REPOSSESSION INVENTORY

		Units	Dollars
{70} Beginning of period Repossessed Inventory	{70}	411	6,046,207.95
{71} Vehicles Repossessed in current period	{71}	685	9,365,114.45
{72} Repossessed vehicles sold in current period	{72}	468	6,879,976.88
{73} Repossessed vehicles reinstated in current period	{73}	147	1,781,671.02
{74} Repossessed vehicle adjustment in current period	{74}	1	21,976.65
{75} End of period Repossessed Inventory	{75}	480	6,727,697.85

IX. CUMULATIVE NET LOSS RATIO

{76} Receivables becoming Defaulted Receivables during period	{76}	10,614,141.42
{77} Cram Down Losses occuring during period	{77}	108,717.02
{78} Liquidation Proceeds collected during period	{78}	101,998.69
{79} Net losses during period	{79}	7,312,902.33

{80} Net losses since Cut-off Date (end of period)	{80}	9,641,774.62
{81} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{81}	0.55%
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Servicer’s Certificate and Statement to Noteholders as dated below.
Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain

	Name:	Mark McCastlain
	Title:	Vice President
	Date:	September 14, 2010